Schedule of Investments
March 31, 2023 (Unaudited)

Spectrum Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks (United States) - Long - 51.4%

Communication Services - 2.2%
Alphabet, Inc. - Class A (2)	5,247	544,271
Alphabet, Inc. - Class C (2)	14,863	1,545,752
COMCAST CORP NEW CL A	10,542	399,647
META PLATFORMS INC (2)	5,133	1,087,888
T-MOBILE US INC (2)	3,597	520,989

		4,098,547

Consumer Discretionary - 7.0%
BEACHBODY COMPANY INC (2)	14,976	7,221
BEST BUY CO INC	3,283	256,960
BLOOMIN' BRANDS INC	518	13,287
BOOKING HOLDINGS INC (2)	330	875,295
BORG WARNER INC	7,262	356,637
BURLINGTON STORES INC (2)	1,710	345,591
CENTURY COMMUNITIES INC	2,181	139,410
DECKERS OUTDOOR CORP (2)	548	246,353
DR HORTON INC	774	75,612
ETHAN ALLEN INTERIORS INC	206	5,657
EXPEDIA GROUP INC (2)	5,885	571,022
FRONTDOOR INC (2)	1,128	31,449
GARMIN LIMITED	3,624	365,734
GENTEX CORP	644	18,051
GRAND CANYON EDUCATION INC (2)	5,269	600,139
HOME DEPOT INC	6,066	1,790,198
INSTALLED BUILDING PRODUCTS INC	38	4,333
LENNAR CORP	4,527	475,833
LKQ CORPORATION	1,932	109,660
LULULEMON ATHLETICA INC (2)	1,470	535,359
M/I HOMES INC (2)	5,932	374,250
MERITAGE HOMES CORPORATION	35	4,087
MOHAWK INDS INC (2)	12,621	1,264,877
NIKE INC	5,797	710,944
O'REILLY AUTOMOTIVE INC (2)	388	329,404
PATRICK INDS INC	953	65,576
PETCO HEALTH AND WELLNESS COMPANY, INC (2)	2,466	22,194
PULTEGROUP INC	70	4,080
PVH CORPORATION	4,458	397,475
ROSS STORES INC	1,340	142,214
SKYLINE CHAMPION CORPORATION (2)	6,131	461,235
SLEEP NUMBER CORP (2)	4,633	140,890
TAPESTRY INC	2,247	96,868
TEMPUR SEALY INTERNATIONAL INC	1,293	51,061
TJX COMPANIES INC	6,745	528,538
TOLL BROS INC	3,563	213,887
TOPBUILD CORP (2)	21	4,371
TRACTOR SUPPLY CO	297	69,807
TUPPERWARE BRANDS CORP (2)	16,075	40,188
Ulta Beauty, Inc. (2)	1,966	1,072,787
YUM BRANDS INC	2,432	321,219

		13,139,753

Consumer Staples - 1.3%
ARCHER DANIELS MIDLAND CO	7,038	560,647
BUNGE LTD	3,331	318,177
COSTCO WHOLESALE CORP	585	290,669
J M SMUCKER COMPANY	81	12,747
KIMBERLY CLARK CORP	1,711	229,650
KROGER CO	456	22,513
MEDIFAST INC	371	38,462
PEPSICO INC	4,933	899,286

		2,372,151

Energy - 3.6%
Berry Corporation (bry)	842	6,610

BRISTOW GROUP INC (2)	676	15,142
CENTRUS ENERGY CORP CL A (2)	2,818	90,740
CHENIERE ENERGY INC	1,616	254,682
CHEVRON CORP	17,956	2,929,701
CIVITAS RESOURCES INC	117	7,996
CONOCOPHILLIPS	4,322	428,786
DIAMONDBACK ENERGY, INC	501	67,720
DT MIDSTREAM INC	2,203	108,762
EOG RESOURCES INC	2,411	276,373
EXXON MOBIL CORP	16,873	1,850,293
HESS CORPORATION	561	74,243
MARATHON PETROLEUM CORP	749	100,988
OVINTIV INC	682	24,607
PHILLIPS 66	2,135	216,446
SCORPIO TANKERS INC	395	22,242
TEEKAY CORPORATION (2)	1,555	9,610
VALERO ENERGY CORP	2,133	297,767
VITAL ENERGY INC (2)	434	19,764
WORLD FUEL SERVICES CORP	312	7,972

		6,810,444

Financials - 6.6%
ALLY FINANCIAL INC	6,315	160,969
AMERICAN EQ INVT LIFE HLDG CO	3,778	137,859
AMERICAN INTL GROUP NEW	11,313	569,723
BANK OF NEW YORK MELLON CORP	1,673	76,021
Berkshire Hathaway Class B (2)	23,014	7,106,033
CHUBB LIMITED	2,298	446,226
COMPASS DIVERSIFIED	3,111	59,358
CUSTOMERS BANCORP INC (2)	1,304	24,150
EAST WEST BANCORP INC	4,832	268,176
ESSENT GROUP LTD	2,896	115,985
F&G ANNUITIES & LIFE INC	250	4,530
FIRST AMERICAN FINANCIAL CORP	3,379	188,075
FIRST INTERNET BANCORP	616	10,256
INVESTORS TITLE CO	43	6,493
JACKSON FINANCIAL INC	15,424	577,012
MARSH & MCLENNAN COS INC	1,346	224,176
MASTERCARD INCORPORATED	3,866	1,404,943
NEW YORK COMMNTY BANCORP INC	2,818	25,475
NORTHERN TRUST CORP	3,324	292,944
PATHWARD FINANCIAL INC	1,310	54,352
SEI INVESTMENTS COMPANY	5,834	335,747
SOUTHSTATE CORPORATION	844	60,143
STATE STREET CORP	456	34,515
STEWART INFORMATION SVCS CRP	2,427	97,929
SYNCHRONY FINANCIAL	5,040	146,563
WALKER & DUNLOP INC	774	58,956

		12,486,609

Healthcare - 9.6%
ABBVIE INC	7,956	1,267,948
AMGEN INC	633	153,028
BIOGEN INC (2)	526	146,244
BRISTOL-MYERS SQUIBB CO	15,531	1,076,454
CARDINAL HEALTH INC	1,860	140,430
CENTENE CORPORATION (2)	1,840	116,306
CVS HEALTH CORP	6,544	486,285
DANAHER CORP	1,675	422,167
DEXCOM INC (2)	1,695	196,925
ELI LILLY & CO	985	338,269
EMBECTA CORP	1,550	43,586
ENCOMPASS HEALTH CORPORATION	1,205	65,191
FULGENT GENETICS, INC. (2)	164	5,120
GILEAD SCIENCE INC	8,067	669,319
HUMANA INC	944	458,274
IDEXX LABORATORIES CORP (2)	74	37,006
INTUITIVE SURGICAL INC (2)	3,729	952,648
JOHNSON AND JOHNSON	17,715	2,745,825
MCKESSON CORP	2,375	845,619
MERCK & CO INC	10,689	1,137,203
PFIZER INC	16,502	673,282
QUEST DIAGNOSTICS INC	119	16,836
REGENERON PHARMACEUTICALS INC (2)	299	245,679
The Cigna Group	2,529	646,235
UNITEDHEALTH GROUP INC (DEL)	9,141	4,319,945
VERTEX PHARMACEUTICALS (2)	455	143,357

VIATRIS INC.	664	6,388
WEST PHARMACEUTICAL SVCS INC	880	304,894
ZOETIS INC	2,913	484,840

		18,145,303

Industrials - 4.6%
ALASKA AIR GROUP INC (2)	5,358	224,822
BLUELINX HOLDINGS INC (2)	529	35,951
BOISE CASCADE COMPANY	1,218	77,039
BUILDERS FIRSTSOURCE INC (2)	1,795	159,360
BWX TECHNOLOGIES INC	128	8,069
COPART INC (2)	28,678	2,156,872
DELTA AIR LINES INC. (NEW) (2)	1,256	43,860
DOVER CORP	4,220	641,187
EMCOR GROUP INC	1,800	292,662
ENERSYS	912	79,235
GENERAL DYNAMICS CORP	499	113,877
GRACO INC	26,326	1,922,061
GRAINGER W W INC	316	217,664
HUBBELL INC	148	36,010
HUDSON TECHNOLOGIES INC (2)	2,565	22,392
IBEX LIMITED (2)	740	18,056
KARAT PACKAGING INC.	287	3,826
LOCKHEED MARTIN CORP	1,473	696,331
MANPOWERGROUP	353	29,133
MATSON INC	3,870	230,923
NORTHROP GRUMMAN CORP	1,146	529,131
PAYCHEX INC	2,081	238,462
RAYTHEON TECHNOLOGIES CORPORATION	1,073	105,079
SOUTHWEST AIRLINES CO	5,617	182,777
STARTEK INC (2)	2,176	8,987
United Airlines Holdings, Inc. (2)	4,466	197,621
UNITED RENTALS INC	746	295,237
WASTE MANAGEMENT INC	673	109,813

		8,676,437

Information Technology - 15.1%
ADOBE INC. (2)	3,365	1,296,770
APPLE INC	40,348	6,653,385
APPLIED MATERIALS INC	1,701	208,934
ARROW ELECTRONICS INC (2)	730	91,155
AVNET INC	4,145	187,354
BROADCOM INC	862	553,007
CISCO SYSTEMS INC	11,719	612,611
COMMVAULT SYSTEMS INC (2)	940	53,336
DELL TECHNOLOGIES INC	644	25,895
FIRST SOLAR INC (2)	820	178,350
INTUIT INC	2,339	1,042,796
JABIL INC	2,621	231,067
KLA Corporation	245	97,797
LAM RESEARCH CORP	1,751	928,240
MICROCHIP TECH INC	4,938	413,706
MICROSOFT CORP	25,697	7,408,438
NVIDIA CORP	8,581	2,383,544
ON SEMICONDUCTOR CORP (2)	234	19,263
ORACLE CORPORATION	8,024	745,590
QUALCOMM INC	6,635	846,493
QUALYS INC (2)	3,831	498,107
SKYWORKS SOLUTIONS INC	12,512	1,476,166
TD SYNNEX CORPORATION	332	32,134
TEXAS INSTRUMENTS INC	11,832	2,200,870
THOUGHTWORKS HOLDING, INC. (2)	493	3,628
VARONIS SYSTEMS INC (2)	11,093	288,529
ZEBRA TECH CORP (2)	498	158,364

		28,635,529

Materials - 1.0%
ADVANSIX INC	118	4,516
BERRY GLOBAL GROUP INC	4,245	250,031
DOW INC	2,883	158,046
EAGLE MATERIALS INC	547	80,272
LOUISIANA PAC CORP	5,366	290,891
LYONDELLBASELL INDUSTRIES NV (A)	1,840	172,758
NEWMONT CORPORATION	2,145	105,148
NUCOR CORP	1,507	232,786
PPG INDS INC	1,302	173,921

RELIANCE STL & ALUMINUM CO (DEL)		168	43,132
RYERSON HOLDING CORP		765	27,831
SCHNITZER STEEL INDUSTRIES		1,923	59,805
STEEL DYNAMICS INC		269	30,413
SYLVAMO CORPORATION		905	41,865
UNITED STATES STEEL CORP		4,797	125,202

			1,796,617

Real Estate Investment Trust - 0.3%
SIMON PROPERTY GROUP INC NEW		5,458	611,132

			611,132

Utilities - 0.1%
NRG ENERGY INC		5,161	176,971

			176,971

Total Common Stocks (United States) - Long	(Cost	$76,887,067)	96,949,493

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred, 9.7% (5)		198	5,368

Total Preferred Stock (United States)	(Cost	$4,949)	5,368

Warrants (United States) - 0.0%

Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (2)(5)		1	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (2)(5)		1	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (2)(5)		13	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (2)(5)		6	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (2)		86	764
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (2)		29	544
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (2)(5)		7	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (2)		47	836
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (2)		23	327

Total Warrants (United States)	(Cost	$2,899)	2,471

Money Market Registered Investment Companies - 47.3%

Meeder Institutional Prime Money Market Fund, 4.88% (3)		89,195,368	89,195,368
Morgan Stanley Institutional Liquidity Fund Institutionial, 4.73%		25,011	25,011

Total Money Market Registered Investment Companies	(Cost	89,180,959)	89,220,379

Total Investments - Long - 98.7%	(Cost	$166,075,874)	186,177,711

Other Assets less Liabilities - 1.3%			2,380,500

Total Net Assets - 100.0%			188,558,211

Trustee Deferred Compensation (4)

Meeder Balanced Fund - Retail Class		894	10,460
Meeder Dynamic Allocation Fund - Retail Class		2,197	26,430
Meeder Muirfield Fund - Retail Class		2,561	21,538
Meeder Conservative Allocation Fund - Retail Class		275	5,822

Total Trustee Deferred Compensation	(Cost	$64,248)	64,250

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(23)	6/16/2023	(5,818,310)	(226,211)
Mini MSCI EAFE Index Futures	157	6/16/2023	16,457,525	451,442
Mini MSCI Emerging Markets Index Futures	69	6/16/2023	3,434,475	119,550
Russell 2000 Mini Index Futures	76	6/16/2023	6,891,300	163,623
Standard & Poors 500 Mini Futures	(92)	6/16/2023	(19,033,650)	(951,238)

Total Futures Contracts	187		1,931,340	(442,834)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

● Level 1 - quoted prices in active markets for identical securities

● Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$186,177,711	$(442,834)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$186,177,711	$(442,834)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2023.

(4)	Assets of affiliates to the Spectrum Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(5)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(6)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.